Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

June 30, 2019

AFF5-QTLY-0819
1.818350.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.32% to 2.38% 7/25/19 to 8/29/19 (a)
(Cost $69,819)	70,000	69,841
	Shares	Value

Domestic Equity Funds - 15.9%
Fidelity Advisor Series Equity Growth Fund (b)	181,756	$2,650,000
Fidelity Advisor Series Growth Opportunities Fund (b)	117,165	1,759,813
Fidelity Advisor Series Small Cap Fund (b)	119,331	1,311,447
Fidelity Series All-Sector Equity Fund (b)	121,521	1,218,858
Fidelity Series Commodity Strategy Fund (b)	1,050,874	4,949,615
Fidelity Series Large Cap Stock Fund (b)	308,468	4,620,858
Fidelity Series Large Cap Value Index Fund (b)	39,189	505,145
Fidelity Series Opportunistic Insights Fund (b)	133,852	2,477,595
Fidelity Series Small Cap Opportunities Fund (b)	117,499	1,637,931
Fidelity Series Stock Selector Large Cap Value Fund (b)	243,431	2,996,639
Fidelity Series Value Discovery Fund (b)	230,705	2,962,250
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,803,934)		27,090,151

International Equity Funds - 12.0%
Fidelity Series Canada Fund (b)	54,149	591,307
Fidelity Series Emerging Markets Fund (b)	80,908	777,529
Fidelity Series Emerging Markets Opportunities Fund (b)	369,587	7,055,423
Fidelity Series International Growth Fund (b)	339,743	5,531,016
Fidelity Series International Small Cap Fund (b)	72,980	1,184,474
Fidelity Series International Value Fund (b)	539,106	5,191,593
Fidelity Series Overseas Fund (b)	12,347	123,966
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,244,694)		20,455,308

Bond Funds - 52.8%
Fidelity Series Emerging Markets Debt Fund (b)	137,803	1,340,819
Fidelity Series Floating Rate High Income Fund (b)	30,913	287,491
Fidelity Series High Income Fund (b)	130,478	1,242,146
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,961,489	19,634,507
Fidelity Series International Credit Fund (b)	11,287	115,019
Fidelity Series Investment Grade Bond Fund (b)	5,160,016	58,978,983
Fidelity Series Long-Term Treasury Bond Index Fund (b)	772,796	7,194,730
Fidelity Series Real Estate Income Fund (b)	76,728	850,916
TOTAL BOND FUNDS
(Cost $85,923,541)		89,644,611

Short-Term Funds - 19.3%
Fidelity Cash Central Fund 2.42% (c)	287,302	287,359
Fidelity Series Government Money Market Fund 2.44% (b)(d)	26,244,476	26,244,476
Fidelity Series Short-Term Credit Fund (b)	619,954	6,230,534
TOTAL SHORT-TERM FUNDS
(Cost $32,698,654)		32,762,369
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $155,740,642)		170,022,280
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,614)
NET ASSETS - 100%		$169,969,666

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2019	$288,495	$6,243	$6,243

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,841.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,873
Total	$1,873

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,870,805	$113,256	$466,836	$--	$109,389	$23,386	$2,650,000
Fidelity Advisor Series Growth Opportunities Fund	1,941,632	74,833	331,979	--	86,307	(10,980)	1,759,813
Fidelity Advisor Series Small Cap Fund	1,316,124	55,139	123,458	--	5,800	57,842	1,311,447
Fidelity Series All-Sector Equity Fund	1,208,342	51,942	91,440	--	4,373	45,641	1,218,858
Fidelity Series Canada Fund	491,028	86,781	19,044	--	57	32,485	591,307
Fidelity Series Commodity Strategy Fund	3,777,399	1,380,309	150,014	--	(3,057)	(55,022)	4,949,615
Fidelity Series Emerging Markets Debt Fund	1,296,523	67,880	42,980	19,846	79	19,317	1,340,819
Fidelity Series Emerging Markets Fund	747,394	66,211	21,879	--	(618)	(13,579)	777,529
Fidelity Series Emerging Markets Opportunities Fund	6,978,846	270,003	402,601	--	16,399	192,776	7,055,423
Fidelity Series Floating Rate High Income Fund	281,244	14,584	9,210	4,291	(51)	924	287,491
Fidelity Series Government Money Market Fund 2.44%	24,410,293	2,697,822	863,639	153,620	--	--	26,244,476
Fidelity Series High Income Fund	1,422,298	70,888	267,336	19,700	5,883	10,413	1,242,146
Fidelity Series Inflation-Protected Bond Index Fund	18,540,350	1,228,345	582,403	19,796	4,913	443,302	19,634,507
Fidelity Series International Credit Fund	110,876	751	--	751	--	2,704	115,019
Fidelity Series International Growth Fund	5,140,697	209,769	189,351	--	3,250	366,651	5,531,016
Fidelity Series International Small Cap Fund	1,214,064	50,542	134,706	--	8,673	45,901	1,184,474
Fidelity Series International Value Fund	4,966,505	209,770	161,507	--	(408)	177,233	5,191,593
Fidelity Series Investment Grade Bond Fund	56,274,393	3,333,414	1,927,325	460,193	15,367	1,283,134	58,978,983
Fidelity Series Large Cap Stock Fund	4,904,833	231,024	629,122	33,536	73,556	40,567	4,620,858
Fidelity Series Large Cap Value Index Fund	563,882	21,271	100,451	--	16,344	4,099	505,145
Fidelity Series Long-Term Treasury Bond Index Fund	7,760,695	340,126	1,300,605	54,595	61,397	333,117	7,194,730
Fidelity Series Opportunistic Insights Fund	2,678,749	105,709	463,098	--	154,652	1,583	2,477,595
Fidelity Series Overseas Fund	--	123,717	--	--	--	249	123,966
Fidelity Series Real Estate Income Fund	821,696	44,255	28,858	12,006	120	13,703	850,916
Fidelity Series Short-Term Credit Fund	6,045,818	366,603	231,619	42,751	524	49,208	6,230,534
Fidelity Series Small Cap Opportunities Fund	1,690,691	68,656	181,058	--	45,042	14,600	1,637,931
Fidelity Series Stock Selector Large Cap Value Fund	3,223,692	128,146	494,994	--	46,657	93,138	2,996,639
Fidelity Series Value Discovery Fund	3,185,718	126,773	439,387	--	52,879	36,267	2,962,250
Total	$163,864,587	$11,538,519	$9,654,900	$821,085	$707,527	$3,208,659	$169,665,080

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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